Customer and Vendor Concentration - Additional Information (Details) - ADOMANI, INC. [Member]	12 Months Ended
Dec. 31, 2019 Customer Vendor
Blue Bird Corporation [Member] | Sales [Member]
Concentration Risk [Line Items]
Number of customer | Customer	1
Efficient Drivetrains, Inc. ("EDI") [Member] | Cost of Sales [Member]
Concentration Risk [Line Items]
Number of vendor | Vendor	1